SCHEDULE OF SHORT TERM BORROWINGS (Details) (Parenthetical)	Nov. 10, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Nov. 10, 2025 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 729,540	¥ 4,950,000
Repayments of Debt	$ 2,400,000
Non Recourse Supplier Finance Obligations Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 2,400,000			¥ 16,400,000
Debt Instrument, Maturity Date	Nov. 09, 2026